COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Loss Contingency
The following table summarizes information concerning the Company's recorded liabilities for environmental costs:

	Years Ended December 31,
	2025	2024	2023
Beginning of year	$626	$586	$569
Accruals for environmental matters deemed probable and reasonably estimable	443	261	213
Environmental liability payments	(175)	(221)	(196)
End of year	$894	$626	$586

Schedule Of Environmental Liabilities	Environmental liabilities are included in the following balance sheet accounts:

	December 31,
	2025	2024
Accrued liabilities	$180	$237
Other liabilities	714	389
Total environmental liabilities	$894	$626

Schedule Of Asbestos Related Liabilities

	Year Ended December 31, 2025			Year Ended December 31, 2024			Year Ended December 31, 2023
	Bendix	NARCO	Total	Bendix	NARCO	Total	Bendix	NARCO	Total
Beginning of year	$1,482	$—	$1,482	$1,644	$—	$1,644	$1,291	$1,325	$2,616
Accrual for update to estimated liability	42	—	42	41	1	42	43	5	48
Change in estimated cost of future claims	15	—	15	20	—	20	423	—	423
Update of expected resolution values for pending claims	—	—	—	—	—	—	56	—	56
Asbestos-related liability payments	(161)	—	(161)	(223)	(1)	(224)	(169)	(5)	(174)
Loss on asbestos liabilities divestiture	148	—	148	—	—	—	—	—	—
Liability divestiture transaction	(1,526)	—	(1,526)	—	—	—	—	—	—
NARCO Buyout	—	—	—	—	—	—	—	(1,325)	(1,325)
End of year	$—	$—	$—	$1,482	$—	$1,482	$1,644	$—	$1,644

Schedule Of Insurance Recoveries for Asbestos Related Liabilities

	Year Ended December 31, 2025			Year Ended December 31, 2024			Year Ended December 31, 2023
	Bendix	NARCO	Total	Bendix	NARCO	Total	Bendix	NARCO	Total
Beginning of year	$110	$80	$190	$123	$88	$211	$130	$135	$265
Probable insurance recoveries related to estimated liability	—	—	—	3	—	3	11	—	11
Insurance receipts for asbestos-related liabilities	(12)	(5)	(17)	(16)	(8)	(24)	(18)	(21)	(39)
Insurance receivables settlements and write-offs	—	—	—	—	—	—	—	(26)	(26)
Liability divestiture transaction	(98)	—	(98)	—	—	—	—	—	—
End of year	$—	$75	$75	$110	$80	$190	$123	$88	$211

Schedule Of NARCO and Bendix Asbestos Related Balances
NARCO and Bendix asbestos-related balances are included in the following balance sheet accounts:

	December 31,
	2025	2024
Other current assets	$5	$19
Other assets	70	171
Total insurance recoveries for asbestos-related liabilities	$75	$190
Accrued liabilities	$—	$157
Asbestos-related liabilities	—	1,325
Total asbestos-related liabilities	$—	$1,482

Schedule Of Movement In Standard Product Warranty Rollforward And Balances	The following table summarizes information concerning the Company's recorded obligations for product warranties and product performance guarantees:

	Years Ended December 31,
	2025	2024	2023
Beginning of year	$237	$219	$213
Accruals for warranties/guarantees issued during the year	144	186	139
Adjustment of pre-existing warranties/guarantees	6	3	(27)
Settlement of warranty/guarantee claims	(148)	(171)	(106)
Reclassifications to Liabilities held for sale	(19)	—	—
End of year	$220	$237	$219
Product warranties and product performance guarantees are included in the following balance sheet accounts:

	December 31,
	2025	2024
Accrued liabilities	$180	$202
Other liabilities	40	35
Total obligations for product warranties and product performance guarantees	$220	$237